Related party transactions - Schedule of Significant Related Party Transactions (Detail) - USD ($)		1 Months Ended	12 Months Ended
		Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Other Related Party Transactions [Line Items]
Repayment of loans to related party				$ 662,000
Beijing Xiaomi Mobile Software Co., Ltd. [Member] | Bandwidth
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party					$ 1,815,000
Xiaomi Technology
Schedule of Other Related Party Transactions [Line Items]
Forum service fees					13,000
Xiaomi Technology | Bandwidth
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party			$ 2,798,000	2,211,000	875,000
Guangzhou Millet | Technology Service [Member]
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party	[1]		1,245,000	2,466,000	2,460,000
Guangzhou Millet | Advertising
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party					19,000
Vantage Point Global Limited
Schedule of Other Related Party Transactions [Line Items]
Interest accrued				243,000	46,000
Repayment of loans to related party		$ 3,883,000
Aiden & Jasmine Limited
Schedule of Other Related Party Transactions [Line Items]
Interest accrued			55,000	91,000	$ 17,000
Itui Online | Advertising
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party	[2]		11,648,000	7,269,000
Itui Online | Bandwidth
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party			821,000	1,119,000
Shenzhen Xiaomi Technology Co., Ltd. | Technology Service [Member]
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party			1,392,000
Shenzhen Xiaomi Technology Co., Ltd. | Advertising
Schedule of Other Related Party Transactions [Line Items]
Revenue from related party	[2]		380,000	53,000
Weimin Luo
Schedule of Other Related Party Transactions [Line Items]
Repayment of loans to related party				662,000
Quanxun Huiju [Member]
Schedule of Other Related Party Transactions [Line Items]
Bandwidth cost from Quanxun Huiju (note g)			730,000	$ 594,000
Chizz
Schedule of Other Related Party Transactions [Line Items]
Interest income from Chizz (note f)			$ 176,000

[1]	In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited (Co founder’s company) for USD10,879,000 and 10,334,679 common shares from Vantage Point Global Limited for USD29,121,000. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Seller has not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Seller the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD1,451,000 (including interest of USD363,000) and USD3,883,000 (including interest of USD971,000) respectively. The Group has repaid USD3,883,000 to Vantage Point Global Limited in January 2021.
[2]	In July 2020, Onething entered into the contract with Quanxun Huiju, for the provision of bandwidth to Onething at a price benchmarking against market price, based on actual usage. The contract was extended for one year from July 2021 to June 2022 based on the same term.